Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other current receivables [line items]
Other taxes	kr 5,030	kr 6,083
Total other current receivables	9,920	9,261
Others [member]
Disclosure of other current receivables [line items]
Prepaid expenses	2,390	2,659
Advance payments to suppliers	46	47
Derivative assets	2,933	185
Other taxes	2,035	3,044
Total other current receivables	kr 2,516	kr 3,326